Note 17 - New Accounting Standards Not Yet Adopted	12 Months Ended
Oct. 31, 2019
Notes to Financial Statements
Description of New Accounting Pronouncements Not yet Adopted [Text Block]
(17)	New Accounting Standards Not Yet Adopted

In February 2016, the FASB issued Accounting Standards Update 2016-02, Leases. The FASB has subsequently issued amendments to the initial guidance under ASU 2017-13, ASU 2018-10, ASU 2018-11, ASU 2018-20 and ASU 2019-01 (collectively, “Topic 842”). Topic 842 requires the recognition of a separate lease liability representing the required lease payments over the lease term and a separate lease asset representing the right to use the underlying asset during the same lease term. Additionally, Topic 842 provides clarification regarding the identification of certain components of contracts that would represent a lease as well as requires additional disclosures in the notes to the financial statements. Topic 842 is effective for fiscal years beginning after December 15, 2018, including interim periods within that reporting period with early adoption permitted. The Company expects the adoption of this guidance will result in an increase of $1,088,719 to both its long-term assets and liabilities on its consolidated balance sheet due to the Company’s decision to extend one of its two existing real estate leases; however, the Company does not expect the adoption to have a material impact on its results of operations, liquidity and its related financial statement disclosures.

In June 2018, the FASB issued Accounting Standards Update 2018-07, Compensation – Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting (“ASU 2018-07”). ASU 2018-07 expands the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. ASU 2018-07 also clarifies that Topic 718 does not apply to share-based payments used to effectively provide (1) financing to the issuer or (2) awards granted in conjunction with selling goods or services to customers as part of a contract accounted for under Revenue from Contracts with Customers (Topic 606). ASU 2018-07 is effective for fiscal years beginning after December 15, 2018, including interim periods within that reporting period, with early adoption permitted. The adoption of ASU 2018-07 is not expected to have a material impact on the Company's results of operations, financial position or liquidity or its related financial statement disclosures.

In June 2018, the FASB issued Accounting Standards Update 2018-08, Clarifying the Scope and the Accounting Guidance for Contributions Received and Contributions Made (“ASU 2018-08”). ASU 2018-08 applies to entities that receive or make contributions, which primarily are not-for-profit entities but also affects business entities that make contributions. In the context of business entities that make contributions, the FASB clarified that a contribution is conditional if the arrangement includes both a barrier for the recipient to be entitled to the assets transferred and a right of return for the assets transferred (or a right of release of the business entity’s obligation to transfer assets). The recognition of contribution expense is deferred for conditional arrangements and is immediate for unconditional arrangements. ASU 2018-08 requires modified prospective transition to arrangements that have not been completed as of the effective date or that are entered into after the effective date, but full retrospective application to each period presented is permitted. ASU 2018-08 is effective for fiscal years beginning after December 15, 2018, including interim periods within that reporting period, with early adoption permitted. The adoption of ASU 2018-08 is not expected to have a material impact on the Company's results of operations, financial position or liquidity or its related financial statement disclosures.

In July 2019, the FASB issued Accounting Standards Update 2019-07, Codification Updates to SEC Sections - Amendments to SEC Paragraphs Pursuant to SEC Final Rule Releases No. 33-10532, Disclosure Update and Simplification, and Nos. 33-10231 and 33-10442, Investment Company Reporting Modernization and Miscellaneous Updates (SEC Update) (“ASU 2019-07”). ASU 2019-07 clarifies or improves the disclosure and presentation requirements of a variety of codification topics by aligning them with the SEC’s regulations, thereby eliminating redundancies and making the codification easier to apply. The Company does not expect the disclosure and presentation amendments included in ASU 2019-07, which are to be applied prospectively, to have a material impact on the Company’s results of operations, financial position or liquidity or its related financial statement disclosures.

There are no other new accounting standards issued, but not yet adopted by the Company, which are expected to materially impact the Company’s financial position, operating results or financial statement disclosures.